Major Customer, Segment and Geographic Information (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Net sales for each class of similar products
Net sales	$ 3,509,691	$ 3,259,971	$ 2,857,508
Percentage of Total	100.00%	100.00%	100.00%
Watches
Net sales for each class of similar products
Net sales	2,736,511	2,513,081	2,141,481
Percentage of Total	78.00%	77.10%	74.90%
Leathers
Net sales for each class of similar products
Net sales	419,391	436,285	440,113
Percentage of Total	11.90%	13.40%	15.40%
Jewelry
Net sales for each class of similar products
Net sales	276,485	228,748	181,636
Percentage of Total	7.90%	7.00%	6.40%
Other
Net sales for each class of similar products
Net sales	$ 77,304	$ 81,857	$ 94,278
Percentage of Total	2.20%	2.50%	3.30%